Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (6,595,398)	$ (6,024,639)	$ (8,470,661)	$ (7,031,512)	$ (7,127,375)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	137,229	109,207	153,996	105,952	140,742
Share-based compensation	85,443	166,478	218,294	237,822	272,938
Gain on disposal of equipment	0	(2,861)	(2,861)	(1,912)	0
Non-cash interest expense			395,833	0	0
Changes in operating assets and liabilities:
Other receivables	(43,346)	13,174	(121,640)	(21,195)	48,054
Inventory	(78,499)	0
Prepaid expenses and other assets	(309,986)	(27,313)	38,054	(12,421)	117,876
Accounts payable and accrued liabilities	128,917	332,254	340,092	(25,032)	(13,135)
Net cash used in operating activities	(6,675,640)	(5,433,700)	(7,448,893)	(6,748,298)	(6,560,900)
Investing activities
Purchase of property, plant and equipment	(17,235,184)	(757,402)	(934,495)	(74,113)	(116,911)
Deposits on equipment purchases			(156,982)	0	0
Proceeds from sale of equipment	0	23,844	23,844	0	0
Payment of patent costs	0	(5,665)	(5,664)	(30,372)	(35,340)
Net cash used in investing activities	(17,235,184)	(739,223)	(1,073,297)	(104,485)	(152,251)
Financing activities
Proceeds from issuance of debt	256,807	547,142	547,142	44,004	268,491
Repayment of term debt	(23,677)	(1,866)	(6,268)	0	0
Proceeds from the issuance of convertible debt	0	7,500,000	10,000,000	0	0
Proceeds from the issuance of common stock, net	24,989,257	0	0	3,000,000	9,743,486
Proceeds from the exercise of stock options	27,502	0	0	0	12,300
Net cash provided by financing activities	25,249,889	8,045,276	10,540,874	3,044,004	10,024,277
Effect of exchange rate changes on cash and cash equivalents	54,147	(2,249)	(7,496)	(41,062)	(23,613)
Net change in cash and cash equivalents	1,393,212	1,870,104	2,011,188	(3,849,841)	3,287,513
Cash and cash equivalents at beginning of period	3,324,609	1,313,421	1,313,421	5,163,262	1,875,749
Cash and cash equivalents at the end of period	4,717,821	3,183,525	3,324,609	1,313,421	5,163,262
Supplemental disclosure of cash flow information and non-cash transactions:
Interest paid in cash	16,130	1,440	6,721	10	62
Conversion of convertible debt and accrued interest to common stock			10,395,833	0	0
Property and equipment included in accounts payable and accrued liabilities	$ 472,283	$ 0
Acquisition of equipment through vendor payments			$ 50,132	$ 0	$ 0